COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16	-	COMMITMENTS AND CONTINGENCIES

A.	Commitments and Contingencies Relating to Fab 2

(1)
Facility Agreement

Liens

For Liens on Tower's assets under the Facility Agreement, see Note 12B. For liens relating to Jazz Credit Line Agreement, see Note 12C. For Liens under TPSCo 2015 Long term Loan agreement see Note 12D.

Offer by the Israeli Banks

If one or more of certain bankruptcy related events occur, the Israeli Banks are entitled to bring a firm offer made by a potential investor to purchase Tower's ordinary shares (“the Offer”) at a price provided in the Offer. In such case, Tower shall be required thereafter to procure a rights offering to invest up to 30% of the amount of the Offer on the same terms. If the Offer is conditioned on the offer or purchasing a majority of Tower's outstanding share capital, the rights offering will be limited to allow for this as stipulated in the Facility Agreement as amended.

For further details in regard to the Facility Agreement, see Note 12B.

(2)	Approved Enterprise Status For details regarding Approved Enterprise Status relating to Fab 2, see Note 20A and Note 8B.

B.	License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company's total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

C.	Leases

Tower's administrative offices and corporate headquarters, Fab 1 and Fab 2 manufacturing operations are located in a building complex situated in an industrial park in Migdal Ha'emek, in the northern part of Israel. The premises where the administrative offices and Fab 1 are located are under a long-term lease from the ILA, which expires in 2032. Tower has no obligation for lease payments related to this lease through the year 2032. Tower entered into a long-term lease agreement with the ILA relating to Fab 2 for a period ending in 2049. The lease payments through 2049 relating to this lease have been paid in advance and are expensed through the operational lease period.

Tower occupies certain other premises under various operating leases. The obligations under such leases were not material as of December 31, 2015.

Jazz leases its fabrication facilities under lease contracts that may be extended until 2027, through the exercise of an option at Jazz's sole discretion to extend the lease period through 2027. In 2015, Jazz exercised its first option to extend the lease term from 2017 to 2022, while maintaining the option to extend the lease term at its sole discretion from 2022 to 2027. In the amendments to its leases, Jazz secured various contractual safeguards designed to limit and mitigate any adverse impact of construction activities on its fabrication operations. In addition,  a recent lease amendment set forth certain obligations of Jazz and the landlord, including certain noise abatement actions at the fabrication facility.

Aggregate rental expense under Jazz operating leases, was approximately $3,000, $2,600 and $2,400 for the years ended December 31, 2015, 2014 and 2013, respectively.

Future minimum payments for Jazz's non-cancelable operating building leases are approximately $2,800 for each of the years 2016 through 2019, approximately $2,440 for 2020 and $2,900 thereafter.

In 2014, TPSCo entered into a five-years lease agreement with Panasonic to lease the building and facilities of its 3 fabs in Hokuriko, Japan for the manufacturing business of TPSCo. The parties agreed to have good faith discussions regarding the terms and conditions for extension of the term of the lease agreement, taking into account the terms provided there under prior to the expiration thereof and the fair market prices existing at the time of the extension.

Future minimum payments under TPSCo's non-cancelable operating building and facilities lease are approximately $12,700, $11,500, $10,800 and $2,600 for the years 2016, 2017, 2018 and 2019 respectively.

D.	Other Principal Agreements

The Company, from time to time in the ordinary course of business, enters into long-term agreements with various entities for the joint development of products and processes utilizing technologies owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.

E.	Environmental Affairs

The Company's operations are subject to a variety of laws and state and governmental regulations relating to the use, discharge and disposal of toxic or otherwise hazardous materials used in the production processes. Operating permits and licenses are required for the operation of the Company's facilities and these permits and licenses are subject to revocation, modification and renewal. Government authorities have the power to enforce compliance with these regulations, permits and licenses. As of the approval date of the financial statements, the Company is not aware of any noncompliance with the terms of said permits and licenses.

F.	Other Commitments

Receipt of certain research and development grants from the government of Israel is subject to various conditions. In the event Tower fails to comply with such conditions, Tower may be required to repay all or a portion of the grants received. In Tower's opinion, Tower has been in full compliance with the conditions through December 31, 2015. For details in regard to Investment Center grants, see Note 8B.